Annual Total Returns[BarChart] - Transamerica Asset Allocation Short Horizon - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.02%	8.27%	1.67%	4.07%	(0.72%)	4.48%	5.20%	(1.62%)	9.74%	8.41%